Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Columbia Emerging Markets Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		11.83%	(1.04%)	5.38%
Columbia Emerging Markets Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent		16.72%	(0.61%)	5.23%
Columbia Emerging Markets Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		18.87%	0.38%	6.27%
Columbia Emerging Markets Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent		19.02%	0.48%	6.40%
Columbia Emerging Markets Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent		19.11%	0.53%	6.46%
Columbia Emerging Markets Fund - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1]	18.87%	0.38%	6.27%
Without Sales Load [Member] | Columbia Emerging Markets Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		18.67%	0.14%	6.01%
Without Sales Load [Member] | Columbia Emerging Markets Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent		17.72%	(0.61%)	5.23%
MSCI EAFE Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net)
Average Annual Return, Percent		13.87%	10.15%	7.40%
MSCI Emerging Markets Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net)
Average Annual Return, Percent		16.80%	5.21%	6.92%

[1]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.